LEASE OBLIGATIONS (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Nov. 30, 2020	Oct. 03, 2020	Jul. 02, 2020	Feb. 28, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly payments			$ 5,478
Operating leased equipment, per unit			1.00
Finance leases			45 months 12 days
Operating lease obligation			$ 254,665
Lease expense			38,037	$ 35,117
Security deposit			$ 47,682	17,800
Operating leases			24 months 3 days
Mari Luna [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum monthly lease payments						$ 6,500	$ 3,500
Operating lease obligation							$ 117,659
Borrowing rate							4.50%
Security deposit			$ 5,000
Basalt Lab Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease obligation	$ 235,313
Borrowing rate	4.50%
Lease expense	$ 6,800
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire		$ 239,595
Monthly payments		$ 4,513
Operating leased equipment, per unit		1.00
Annual interest rate		4.50%	3.00%
Estimated useful lives of leased equipment		15 years	15 years
Basalt Lab Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire	500,000		$ 304,873
Lease expense			47,967	$ 0
Second Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposit	$ 13,600		$ 11,000			$ 11,000
Miami Lab Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum monthly lease payments					$ 4,400			$ 5,200
Security deposit								$ 6,332